UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-22208

                 Valued Advisers Trust
(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.     2960 N. Meridian Street, Suite 300     Indianapolis, IN 46208
(Address of principal executive offices)                                                                                    (Zip code)

Capitol Services, Inc.
615 S. Dupont Hwy.
Dover, DE 19901
(Name and address of agent for service)

With a copy to:
John H. Lively, Esq.
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
2041 W. 141st Terrace
Suite 119
Leawood, KS 66224

Registrant's telephone number, including area code:     317-917-7000

Date of fiscal year end:   10/31

Date of reporting period:  07/31/2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

TEAM Asset Strategy Fund
Schedule of Investments
July 31, 2010
(Unaudited)
	Shares	Value
Common Stocks - 68.38%

Banks - 5.16%
Mitsubishi UFJ Financial Group, Inc. (b)	249,000	$1,240,020
Mizuho Financial Group, Inc. (b)	249,000	804,270
		2,044,290

Chemicals - 5.38%
Intrepid Potash, Inc. (a)	88,000	2,129,600

Gold & Silver Ores - 19.64%
Minefinders Corp., Ltd. (a)	215,000	1,842,550
Newmont Mining Corp.	18,000	1,006,200
Northgate Minerals Corp. (a)	582,000	1,722,720
Royal Gold, Inc.	31,000	1,368,030
Yamana Gold, Inc.	195,000	1,836,900
		7,776,400

Petroleum & Natural Gas - 23.25%
Diamond Offshore Drilling, Inc.	23,000	1,368,270
Exxon Mobil Corp.	30,400	1,814,272
Statoil ASA (b)	112,000	2,276,960
Total SA (b)	74,000	3,746,620
		9,206,122

Semiconductors - 2.51%
MEMC Electronic Materials, Inc. (a)	104,000	994,240

Services - 2.25%
U.S. Global Investors, Inc. - Class A	147,410	888,882

Telecommunications - 10.19%
AT&T, Inc.	75,182	1,950,221
Frontier Communications Corp.	16,202	123,783
Verizon Communications, Inc.	67,500	1,961,550
		4,035,554

TOTAL COMMON STOCKS (Cost $28,472,145)		27,075,088

Exchange-Traded Funds - 6.62%

ETFS Palladium Trust (a)	17,000	844,560
ETFS Platinum Trust (a)	5,000	784,250
ProShares Ultra DJ-UBS Crude Oil (a)	97,000	994,250

TOTAL EXCHANGE-TRADED FUNDS (Cost $2,506,231)		2,623,060

Exchange-Traded Notes - 14.13%

ELEMENTS Rogers International Commodity Index - Agriculture Total Return (a)	305,000	2,421,700
iPath Dow Jones - UBS Grains Total Return Sub-Index (a)	80,000	3,172,800

TOTAL EXCHANGE-TRADED NOTES (Cost $5,290,670)		5,594,500

Money Market Securities - 0.18%

Federated Prime Obligations Fund - Institutional Shares, 0.24% (c)	71,516	71,516

TOTAL MONEY MARKET SECURITIES (Cost $71,516)		71,516

See accompanying notes which are an integral part of these financial statements.

TEAM Asset Strategy Fund
Schedule of Investments - continued
July 31, 2010
(Unaudited)

Call Options Purchased - 3.39%	Outstanding Contracts	Value

Diamond Offshore Drilling / September 2010 / Strike $64.25 (d)	600	$84,000
Goldcorp, Inc. / October 2010 / Strike $40.00 (d)	500	102,500
Johnson & Johnson / October 2010 / Strike $57.50 (d)	900	171,900
Market Vectors JR Gold Miner / November 2010 / Strike $27.00 (d)	1,500	277,500
Microsoft Corp. / August 2010 / Strike $23.00 (d)	1,500	417,000
Nokia Corp. / October 2010 / Strike $9.00 (d)	1,210	110,110
Petroleo Brasileiro SA / October 2010 / Strike $35.00 (d)	700	179,900

Total (Cost $1,213,041)		1,342,910

Put Options Purchased - 0.96%

BP PLC / August 2010 / Strike $34.00 (d)	900	32,400
Ford Motor Co. / January 2012 / Strike $10.00 (d)	1,300	156,000
Netflix, Inc. / September 2010 / Strike $110.00 (d)	170	190,400

Total (Cost $715,501)		378,800

TOTAL INVESTMENTS (Cost $38,269,104) - 93.66%		$37,085,874

Other assets less liabilities - 6.34%		2,507,737

TOTAL NET ASSETS - 100.00%		$39,593,611

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the rate shown represents the yield at July 31, 2010.
(d) Each Call/Put contract has a multiplier of 100 shares

Tax Related
Unrealized appreciation		911,306
Unrealized depreciation		(2,094,536)
Net unrealized depreciation		$(1,183,230)

Aggregate cost of securities for income tax purposes		38,269,104

See accompanying notes which are an integral part of these financial statements.

TEAM Asset Strategy Fund
Related Notes to the Schedule of Investments
July 31, 2010
(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an  inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, real estate investment trusts, exchanged-traded funds and exchange traded notes, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

TEAM Asset Strategy Fund
Related Notes to the Schedule of Investments - continued
July 31, 2010
 (Unaudited)

Call and put options that the Fund invests in are generally traded on an exchange.  The options in which the Fund invests are generally valued at the last trade price as provided by a pricing service.  If the last sale price is not available, the options will be valued using the last bid price.  The options will generally be categorized as Level 1 securities.

Fixed income securities when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The Advisor used inputs such as pricing of similar securities and market movements of the underlying common stock to fair value reverse convertible bonds.

 Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

TEAM Asset Strategy Fund
Related Notes to the Schedule of Investments - continued
July 31, 2010
 (Unaudited)

The following is a summary of the inputs used in valuing the Fund’s investments as of July 31, 2010:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$19,007,218	$-	$-	$19,007,218

American Depositary Receipts*	8,067,870	-	-	8,067,870

Exchange-Traded Funds	2,623,060	-	-	2,623,060

Exchange-Traded Notes	5,594,500	-	-	5,594,500

Money Market Securities	71,516	-	-	71,516

Call Options Purchased	1,342,910	-	-	1,342,910

Put Options Purchased	378,800	-	-	378,800

Total	$37,085,874	$-	$-	$37,085,874

*Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Derivative Transactions – Call and put options purchased are represented on the Statement of Assets and Liabilities under investments in securities at value and on the Statement of Operations under net realized gain (loss) on investment securities in unrealized appreciation (depreciation) on investment securities.

Please see the chart below for information regarding call and put options purchased for the Fund.
At July 31, 2010:
Derivatives	Location of Derivatives on Statements of Assets & Liabilities

Call Options Purchased	Investment Securities, at fair value	$1,342,910

Put Options Purchased	Investment Securities, at fair value	$378,800

For the period ended July 31, 2010 :
Derivatives	Location of Gain (Loss) on Derivatives in Statements of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk:	Net realized gain (loss) on investment securities and change in
Call Options Purchased	unrealized appreciation (depreciation) on investment securities	$129,869	$129,869
Equity Risk:	Net realized gain (loss) on investment securities and change in
Put Options Purchased	unrealized appreciation (depreciation) on investment securities	$(336,701)	$(336,701)

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of September 17, 2010, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant    Valued Advisers Trust

By
/s/ R. Jeffrey Young
                R. Jeffrey Young, President and Principal Executive Officer

Date           9/16/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ R. Jeffrey Young
                   R. Jeffrey Young, President and Principal Executive Officer

Date         9/16/2010

By
/s/ William J. Murphy
          William J. Murphy, Treasurer and Principal Financial Officer

Date           9/16/2010                                           .